Growth Fund Investment Strategy - Growth Fund	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of growth companies.For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others.Equity securities in which the Fund may invest consist of common stock and American Depositary Receipts (“ADRs”). Within the universe of growth companies, the Fund primarily invests in common stock of companies that are selected based on such factors as strong earnings, strong sales and revenue growth and capital appreciation potential. The Fund will emphasize common stock of companies with mid- to large-stock market capitalizations; however, the Fund also may invest in the common stock of small companies. The Fund may invest without limitation in the securities of foreign companies in the form of ADRs. In addition to ADRs, the Fund may also invest up to 20% of its total assets in securities of foreign companies, including companies located in emerging markets. VALIC is the Fund’s investment adviser and BlackRock Investment Management, LLC (“BlackRock”) is the Fund’s subadviser. Approximately 25% of the Fund’s assets will be allocated to a passively managed strategy (the “Passive Strategy”), which seeks to track the Russell 1000® Growth Index (the “Underlying Index”), and the remainder of the Fund’s assets will be allocated to an actively managed strategy (the “Active Strategy”). The Fund’s target allocations among the strategies are subject to change at the discretion of VALIC, and actual allocations could vary substantially from the target allocations due to market valuation changes. The Passive Strategy primarily seeks to track the Underlying Index by investing in all or substantially all of the stocks included in the Underlying Index, a strategy known as “replication.” In managing the Passive Strategy, the subadviser may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Underlying Index. The subadviser may use derivatives in seeking to track the Underlying Index, including futures and total return swaps. In managing the Active Strategy, the subadviser selects not less than 25 to not more than 45 companies through a process of both top‑down macro-economic analysis of economic and business conditions, and bottom‑up analysis of the business fundamentals of individual companies. Stocks are selected from a universe of companies that the subadviser believes have above average growth potential. The subadviser will make investment decisions based on judgments regarding several valuation parameters relative to anticipated rates of growth in earnings and potential rates of return on equity. From time to time, the Fund may have significant investments in particular sectors, including the information technology sector. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund is a non‑diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund.